EMPLOYEE-RELATED BENEFITS - Significant Assumptions (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other information
Expected long term return on plan assets for calculating benefit obligation	7.25%
Look-back period used for comparing actual returns to expected returns	5 years
Period for look-back of average actual return on plan assets	29 years
Actual return on plan assets	8.49%
Pension Benefits
Weighted-average assumptions used in measuring the Company?s benefit obligation:
Discount rate (as a percent)	3.77%	4.36%
Weighted-average assumptions used in measuring the net periodic pension benefit cost:
Discount long-term rate	4.36%	4.80%	4.32%
Expected return on plan assets	7.25%	7.25%	7.75%
Other information
Number of calculation methods for salaried U.S. employees	2
Final Average Pay, number of years included in calculation	5 years
Other Benefits
Weighted-average assumptions used in measuring the Company?s benefit obligation:
Discount rate (as a percent)	3.77%
Weighted-average assumptions used in measuring the net periodic pension benefit cost:
Discount long-term rate	4.36%	4.80%	4.32%